STOCKHOLDERS' DEFICIT - Purchase of subsidiary's stock (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Stock
Payments of debt		$ 1,262,427	$ 1,765,061	$ 2,262,401	$ 2,153,487
Absolutely Cool Air Conditioning
Class of Stock
Cash paid for noncontrolling interest	$ 60,000
Ownership interest (in %)	95.00%				90.00%
ACA Seller Note
Class of Stock
Payments of debt	$ 109,000